Basis of Presentation	6 Months Ended
Jun. 30, 2018
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

        These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB"). Certain information and footnote disclosures required by International Financial Reporting Standards ("IFRS") for a complete set of annual financial statements have been omitted, and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Group's annual consolidated financial statements as of and for the year ended December 31, 2017 filed with the SEC on February 28, 2018. On August 1, 2018 GasLog's board of directors authorized the unaudited condensed consolidated financial statements for issuance.

        The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Company's annual consolidated financial statements for the year ended December 31, 2017 and remain unchanged.

        The unaudited condensed consolidated financial statements are expressed in U.S. dollars ("USD"), which is the functional currency of all of the subsidiaries in the Group because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group's most significant assets and liabilities are paid for and settled in USD.

        The financial statements are prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as were applied in the preparation of the Group's financial statements for the year ended December 31, 2017, except for the changes resulting from the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers (as discussed below).

        Management anticipates that the Group's primary sources of funds will be available cash, cash from operations and borrowings under existing and new loan agreements. The Group may also seek to raise additional common or other forms of equity. Management believes that these sources of funds will be sufficient for the Group to meet its liquidity needs and comply with its financial covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis.

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

        In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers which applies to all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 specifies how and when an IFRS reporter will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard supersedes IAS 18 Revenue, IAS 11 Construction Contracts and a number of revenue-related interpretations. The standard was effective for annual periods beginning on or after January 1, 2018 and was applied by the Group using the modified retrospective approach. The adoption of the standard as of January 1, 2018 resulted in an increase of $246 on the Group's Accumulated deficit and an increase of the same amount on the Group's Other payables and accruals under the modified retrospective approach, as a result of the reassessment of the timing of the performance obligations in relation to positioning and repositioning fees and associated expenses.

        The Group assessed that under a time charter arrangement, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. The revenue in relation to the lease component of the agreements is accounted for under the leases standard. The revenue in relation to the service component relates to vessel operating expenses which include expenses that are paid by the vessel owner such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses. These costs are essential to operating a charter and the charterers receive the benefit of these when the vessel is used during the contracted time and, therefore, these costs will be accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers.

        In relation to short-term charters under the Cool Pool, management believes mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfil the contract. On that basis, it was concluded that positioning and repositioning fees and associated expenses should be recognized over the period of the contract, and not at a certain point in time.

        In July 2014, the IASB issued the complete version of IFRS 9 Financial Instruments. IFRS 9 specifies how an entity should classify and measure financial assets and financial liabilities. The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. The standard also requires a financial liability to be classified as either at fair value through profit or loss or at amortized cost. In addition, a new hedge accounting model was introduced, that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures.

        When an entity first applies IFRS 9 Financial Instruments, it may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 Financial Instruments, Recognition and Measurement, instead of the requirements in Chapter 6 of IFRS 9 Financial Instruments. An entity shall apply that policy to all of its hedging relationships. The Group has selected to apply hedge accounting under IFRS 9 Financial Instruments.

        The Group has elected to take the transition relief as provided by IFRS 9.7.2.15 which permits an entity not to restate prior periods on initial application of IFRS 9 Financial Instruments and any adjustments to be made in the current year. The adoption of this standard as of January 1, 2018 resulted in a decrease of $436 on the Group's Accumulated deficit and an equal decrease on the Group's Reserves, as a result of the change in the accounting for the currency basis element of the cross-currency swaps ("CCS") to flow directly to the statement of profit or loss.

(b) Standards and amendments in issue not yet adopted

        At the date of authorization of these unaudited condensed consolidated financial statements, the following standards and amendments relevant to the Group were in issue but not yet effective:

        In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e., the customer ("lessee") and the supplier ("lessor"). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognise: (a) assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases, and to account for those two types of leases differently. IFRS 16 supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019, with early adoption permitted only with concurrent adoption of IFRS 15 Revenue from Contracts with Customers. Management has elected not to adopt early, and it anticipates that the implementation of this standard will not have a material impact on the Group's consolidated financial statements, since the changes for lessors are fairly minor and the Group's lessee obligations are not significant.

        The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material on the Group's unaudited condensed consolidated financial statements.